USAA TARGET RETIREMENT FUNDS
USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund,
USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund
USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund
SUPPLEMENT DATED JUNE 7, 2018
TO THE FUNDS’ PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MAY 1, 2018
This Supplement updates certain information contained in the above-dated prospectus for the USAA Target Retirement Funds (the Funds).
Effective June 1, 2018, Brian Herscovici is no longer a portfolio manager of the Funds; therefore, all references to Mr. Herscovici in the Funds’ prospectus and statement of additional information are hereby deleted. In addition, the Funds’ prospectus is amended as follows:
With respect to the Target Retirement Income Fund:
The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.59%
Total Annual Operating Expenses	0.66%(a)
(a)The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following:
1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822
The following disclosure is hereby added to the Portfolio Managers section found on page 7:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.
With respect to the Target Retirement 2020 Fund:
The Annual Fund Operating Expenses table found on page 9 is deleted in its entirety and hereby replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.67%
Total Annual Operating Expenses	0.71%(a)
(a)The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 9 is deleted in its entirety and hereby replaced with the following:
1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883
The following disclosure is hereby added to the Portfolio Managers section found on page 15:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.
With respect to the Target Retirement 2030 Fund:
The Annual Fund Operating Expenses table found on page 17 is deleted in its entirety and hereby replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.73%
Total Annual Operating Expenses	0.76%(a)
(a)The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
The Expense Example table found on page 17 is deleted in its entirety and hereby replaced with the following:
1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942
The following disclosure is hereby added to the Portfolio Managers section found on page 23:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.
With respect to the Target Retirement 2040 Fund:
The Annual Fund Operating Expenses table found on page 25 is deleted in its entirety and hereby replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.77%
Total Annual Operating Expenses	0.80%(a)
(a)The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
The Expense Example table found on page 25 is deleted in its entirety and hereby replaced with the following:
1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

The following disclosure is hereby added to the Portfolio Managers section found on page 31:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.
With respect to the Target Retirement 2050 Fund:
The Annual Fund Operating Expenses table found on page 33 is deleted in its entirety and hereby replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.79%
Total Annual Operating Expenses	0.83%(a)
(a)The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
The Expense Example table found on page 33 is deleted in its entirety and hereby replaced with the following:
1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025
The following disclosure is hereby added to the Portfolio Managers section found on page 39:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.
With respect to the Target Retirement 2060 Fund:
The Annual Fund Operating Expenses table found on page 41 is deleted in its entirety and hereby replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.79%
Total Annual Operating Expenses	1.08%(a)
Reimbursement from Adviser	(0.19%)%(b)
Total Annual Operating Expenses	0.89%
(a)The Total Annual Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(b)The Investment Adviser has agreed, through April 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the Total Annual Fund Operating Expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by Investment Adviser at any time after April 30, 2019.

The Expense Example table found on page 42 is deleted in its entirety and hereby replaced with the following:
1 Year	3 Years	5 Years	10 Years
$91	$325	$577	$1,300
The following disclosure is hereby added to the Portfolio Managers section found on page 47:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.
The following disclosure is hereby added to the Portfolio Managers section on page 67:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018. Mr. Humphrey has 12 years of investment management experience and has worked for us for 11 years. Education: B.A., finance, Texas State University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.
98967-0618

USAA GLOBAL MANAGED VOLATILITY FUND
(Fund Shares, Institutional Shares)
USAA REAL RETURN FUND
(Fund Shares, Institutional Shares)
SUPPLEMENT DATED JUNE 7, 2018
TO EACH FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MAY 1, 2018
This Supplement updates certain information contained in the above-dated prospectuses. Please review this important information carefully.
Effective June 1, 2018, Brian Herscovici is no longer a portfolio manager of the Funds; therefore, all references to Mr. Herscovici in each Fund’s prospectus and statement of additional information are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98973-0618

USAA TARGET MANAGED ALLOCATION FUND
SUPPLEMENT DATED JUNE 7, 2018
TO FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED AUGUST 1, 2017
This Supplement updates certain information contained in the above-dated prospectuses. Please review this important information carefully.
Effective June 1, 2018, Brian Herscovici is no longer a portfolio manager of the Fund; therefore, all references to Mr. Herscovici in the Fund’s prospectus and statement of additional information are hereby deleted. In addition, the Fund’s prospectus is amended as follows:
The following disclosure is hereby added to the Fund’s Portfolio Managers section on page 6:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018.
The following disclosure is hereby added to the Fund’s Portfolio Managers section on page 22:
Lance Humphrey, CFA, Executive Director, Global Multi-Asset Portfolio Management, has co-managed the Fund since June 2018. Mr. Humphrey has 12 years of investment management experience and has worked for us for 11 years. Education: B.A., finance, Texas State University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98974-0618